Warrant liability (Schedule of detailed information about warrants activity) (Details)			1 Months Ended	12 Months Ended
	May 01, 2025 USD ($)	Mar. 10, 2025 USD ($)	Jan. 28, 2025 USD ($)	Oct. 31, 2025 USD ($) share $ / shares	Oct. 31, 2024 USD ($) share $ / shares
Fair value as at year end
Value of warrants - Exercise of warrants	$ (34,897)	$ (461,307)	$ (66,814)
Warrants [Member]
Number of warrants
Number of warrants outstanding - beginning of year | share				22,095,553	0
Number of warrants - Issued in private placement | share				23,095,983	20,762,220
Number of warrants - Issued for debt settlement | share				3,000,000	1,333,333
Number of warrants - Exercise of warrants | share				(12,150,205)
Number of warrants outstanding - end of year | share				36,041,331	22,095,553
Fair value as at year end
Value of warrants outstanding - beginning of year				$ 1,087,997	$ 0
Value of warrants - Issued in a private placement				365,585	192,300
Value of warrants - Issued for debt settlement				91,720	69,304
Value of warrants - Exercise of warrants				(563,017)
Value of warrants - Loss (gain) on revaluation of outstanding warrant liabilities				(228,625)	(826,393)
Value of warrants outstanding - end of year				$ 753,660	$ 1,087,997
Weighted Average Exercise Price [Abstract]
Weighted average exercise price - outstanding beginning of year | $ / shares				$ 0.04	$ 0
Weighted average exercise price - Issued in a private placement | $ / shares				0.04	0.04
Weighted average exercise price - Issued for debt settlement | $ / shares				0.04	0.04
Weighted average exercise price - Exercise of warrants | $ / shares				0.04
Weighted average exercise price - Loss (gain) on revaluation of outstanding warrant liabilities | $ / shares				0
Weighted average exercise price - outstanding end of period | $ / shares				$ 0.04	$ 0.04